--------------------------------------------------------------------------------


INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================






Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 1999.

The Fund's Money Market Portfolio had 88 shareholders and net assets of $503,377,109 as of March 31, 1999. The U.S. Treasury Portfolio had 37 shareholders and net assets of $800,990,253 as of March 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff



Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1999
================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Commercial Paper (24.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Asset Securitization Corporation                               05/14/99          4.88%    $   19,884,139
     15,000,000  Bank of America Corporation                                    05/18/99          5.08         14,903,063
     20,000,000  Enterprise Funding Corporation                                 04/15/99          4.91         19,961,967
     10,000,000  Receivables Capital Corporation                                04/12/99          4.88          9,985,119
     20,000,000  Sigma Finance Corporation                                      04/16/99          4.89         19,959,750
     20,000,000  Special Purpose Accounts Receivable Co-Operation               06/08/99          4.94         19,815,644
     20,000,000  Spice Trust 1                                                  04/27/99          4.94         19,928,644
 --------------                                                                                             -------------
    125,000,000  Total Commercial Paper                                                                       124,438,326
 --------------                                                                                             -------------
Letter of Credit Commercial Paper (16.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Banca Serfin S.A.
                 LOC Barclays Bank                                              08/26/99          5.40%    $    9,790,525
     15,000,000  Banco Bozano Simonsen, S.A.
                 LOC Banco Santander                                           06/18/99          5.81         14,821,250
     20,000,000  Banco de Galicia Y Buenos Aires S.A.
                 LOC Bayerische HypoVereinsbank, A.G.                           05/20/99          4.91         19,867,972
     20,000,000  Dixie Overseas, Ltd.
                 LOC Credit Agricole                                            04/23/99          4.91         19,940,234
     18,000,000  Louis Dreyfus Corporation
                 LOC ABN AMRO Bank                                              04/19/99          4.90         17,956,080
 --------------                                                                                             -------------
     83,000,000  Total Letter of Credit Commercial Paper                                                       82,376,061
 --------------                                                                                             -------------

Loan Participation (1.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Equitable Life Assurance Society                               03/20/00          5.05%    $   10,000,000
 --------------                                                                                             -------------
     10,000,000  Total Loan Participation                                                                      10,000,000
 --------------                                                                                             -------------

Master Notes (1.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  The Goldman Sachs Group L.P.                                   10/19/99          4.87%    $    5,000,000
      5,000,000  The Goldman Sachs Group L.P.                                   04/11/00          5.03          5,000,000
 --------------                                                                                             -------------
     10,000,000  Total Master Notes                                                                            10,000,000
 --------------                                                                                             -------------
Medium Term Notes (3.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $    4,545,772  Structured Enhanced Return Trust  STEERS 1998 - Series A-42
                 MBIA Insured                                                   08/25/99          4.96%    $    4,545,773
     15,000,000  Structured Enhanced Return Trust  STEERS 1998 - Series A-40
                 MBIA Insured                                                   01/18/00          5.04         15,000,000
 --------------                                                                                             -------------
     19,545,772  Total Medium Term Notes                                                                       19,545,773
 --------------                                                                                             -------------

Other Notes (24.53%)
------------------------------------------------------------------------------------------------------------------------------------
 $    4,000,000  Alpine Capital Investments L.L.C.
                 LOC First of America                                           09/15/27 (a)      4.95%    $    4,000,000
     13,400,000  Anaheim, CA
                 LOC Credit Suisse First Boston                                 06/01/99 (b)      5.03         13,400,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                         Maturity                         Value
     Amount                                                                          Date            Yield        (Note 1)
     ------                                                                          ----            -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $      856,000  Antonio Sofo & Son Importing Co.
                 LOC PNC Bank, N.A.                                                12/31/09 (a)       5.01%    $      856,000
      1,705,000  Bardstown, KY IDRB (R & J Tower Corporation Project)
                 LOC Comerica Bank                                                 06/01/24 (a)       4.95          1,705,000
        920,000  City of Colorado Springs Adjustable Rate Taxable/Convertible Bonds
                 (Goodwill Industries) - Series 1997B
                 LOC Bank One Ohio                                                 02/01/07 (a)       4.97            920,000
      1,100,000  Crystal Enterprises Inc.
                 LOC Old Kent Bank & Trust Co.                                     06/01/28 (a)       4.95          1,100,000
      3,600,000  Dekalb County, GA (Emory University Project)                      04/28/99 (b)       4.85          3,600,000
      3,085,000  Delta Capital L.L.C.
                 LOC First Michigan Bank                                           10/01/16 (a)       4.95          3,085,000
        830,000  Delta Capital L.L.C. - Series A
                 LOC First Michigan Bank                                           01/01/26 (a)       4.95            830,000
      1,960,000  Dickenson Press, Inc. - Series 1997
                 LOC First Michigan Bank                                           01/01/27 (a)       4.95          1,960,000
      6,000,000  Douglas County, GA Development Authority
                 (Abrams Riverside, LLC Project)
                 LOC Bank of America                                               11/01/18 (a)       5.05          6,000,000
      1,325,000  GCG Portage L.L.C.
                 LOC Old Kent Bank & Trust Co.                                     02/01/26 (a)       4.95          1,325,000
        965,000  Hendricks County (Heartland Crossing)
                 LOC Bank One Ohio                                                 01/01/22 (a)       5.11            965,000
      2,150,000  Hunter's Square, Inc. Project - Series 1998
                 LOC National City Bank                                            10/01/16 (a)       4.95          2,150,000
     10,000,000  John Hancock Mutual Life Insurance Company                        08/19/00 (a)       5.77         10,000,000
        925,000  LRV Enterprises, L.L.C.
                 LOC First of America                                              09/01/21 (a)       4.95            925,000
      8,000,000  Long Lane Master Trust III
                 LOC BankBoston                                                    04/30/99 (b)       4.97          8,000,000
      3,300,000  Mayfair Village Retirement Center, Inc., KY
                 (Variable Rate Term Notes) - Series 1995
                 LOC PNC Bank, N.A.                                                05/01/00 (a)       4.92          3,300,000
      5,855,000  Medic Funding Corporation
                 Guaranteed by Federal Home Loan Bank                              05/01/27 (a)       4.97          5,855,000
      3,650,000  Mississippi Business Finance Corporation IDRB
                 (ABTCO, Inc. Project) - Series 1997B
                 LOC First Union National Bank                                     04/01/22 (a)       5.00          3,650,000
      1,655,000  Mississippi Business Finance Corporation IDRB
                 (ABTCO, Inc. Project) - Series 1997B
                 LOC National Bank of Detroit                                      06/01/10 (a)       5.05          1,655,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1999
================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   14,000,000  New York City, NY GO Bonds
                 FGIC Insured                                                   05/21/99          4.98%    $   14,000,000
      1,400,000  Pennsylvania EDFA Taxable Development RB
                 (C & D Charter Power System) - Series 1989 B2
                 LOC PNC Bank, N.A.                                             12/01/00 (a)       5.00         1,400,000
        800,000  Pennsylvania EDFA (Oglevee Limited Project)
                 LOC PNC Bank, N.A.                                             08/01/02 (a)       5.00           800,000
        800,000  Pennsylvania EDFA
                 (Philadelphia Business & Technical Center Project) - Series A1
                 LOC PNC Bank, N.A.                                             04/01/04 (a)       5.00           800,000
        800,000  Pennsylvania EDFA Taxable Development RB
                 (Quality Foods L.P. Project) - Series 1995D
                 LOC PNC Bank, N.A.                                             12/01/14 (a)       5.00           800,000
        850,000  Pennsylvania EDFA Taxable Development RB
                 (Southpointe Rink Association Project) - Series 1994D7
                 LOC PNC Bank, N.A.                                             12/01/09 (a)       5.00           850,000
      2,500,000  Pennsylvania EDFA Taxable Development RB
                 (West 914 Incorporation Project) - Series 1991A
                 LOC PNC Bank, N.A.                                             05/01/21 (a)       5.00         2,500,000
      1,220,000  SDR Capital, L.L.C.
                 LOC First Michigan Bank                                        10/15/01 (a)       4.95         1,220,000
        400,000  State of Tennessee Adjustable Taxable BAN - Series D           07/02/01 (a)       5.05           400,000
     20,000,000  Tennessee School Board Authority                               06/01/99 (a)       4.92        20,000,000
      1,950,000  Trendway Corporation
                 LOC Michigan National Bank                                     12/01/26 (a)       4.95         1,950,000
      2,000,000  Woodlawn, OH (Southland Properties Project)
                 LOC Bank of Montreal/Provident Bank                            06/01/08 (a)       4.95         2,000,000
      1,455,000  Zylstra Funding, Inc.
                 LOC First Michigan Bank                                        06/01/27 (a)       4.95         1,455,000
 --------------                                                                                             -------------
    123,456,000  Total Other Notes                                                                            123,456,000
 --------------                                                                                             -------------
Repurchase Agreement, Overnight (26.42%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 133,000,000   Morgan Stanley & Co., Incorporated
                 (Collateralized by GNMA, 6.500% to 10.000%,
                 due 4/15/08 to 3/20/29)                                        04/01/99          4.98%    $  133,000,000
 --------------                                                                                             -------------
    133,000,000  Total Repurchase Agreement, Overnight                                                        133,000,000
 --------------                                                                                             -------------
                 Total Investments (99.89%) (Cost $502,816,160+)                                              502,816,160
                 Cash and Other Assets Net of Liabilities (0.11%)                                                 560,949
                                                                                                            -------------
                 Net Assets (100.00%)                                                                      $  503,377,109
                                                                                                            =============
                 Net Asset Value, offering and redemption price per share:
                 Class A Shares, 282,258,186 shares outstanding (Note 3)                                   $         1.00
                                                                                                            =============
                 Class B Shares, 221,118,923 shares outstanding (Note 3)                                   $         1.00
                                                                                                            =============

                 +     Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.




KEY:

     BAN      =     Bond Anticipation Note                       IDRB      =      Industrial Development Revenue Bond
     EDFA     =     Economic Development Finance Authority       LOC       =      Letter of Credit
     FGIC     =     Financial Guaranty Insurance Company         RB        =      Revenue Bond
     GO       =     General Obligation                           STEERS    =      Structured Enhanced Return Trust




















--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1999
================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Repurchase Agreements, Overnight (48.44%)
------------------------------------------------------------------------------------------------------------------------------------
 $  120,000,000  The Goldman Sachs Group L.P. (Collateralized by GNMA,
                 2.863% to 11.000%, due 03/15/08 to 03/15/29)                   04/01/99          5.05%     $ 120,000,000
    125,000,000  Morgan (J.P.) Securities, Inc. (Collateralized by GNMA,
                 6.000% to 6.500%, due 08/15/27 to 01/15/29)                    04/01/99          5.00        125,000,000
    143,000,000  Morgan Stanley & Company, Inc. (Collateralized by GNMA,
                 5.000% to 8.500%, due 02/20/11 to 02/20/29)                    04/01/99          4.98        143,000,000
 --------------                                                                                              ------------
    388,000,000  Total Repurchase Agreements, Overnight                                                       388,000,000
 --------------                                                                                              ------------
U.S. Government Obligations (51.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $  175,000,000  U.S. Treasury Bills                                            04/22/99          4.66%     $ 174,525,313
     20,000,000  U.S. Treasury Notes, 6.37%                                     04/30/99          5.37         20,012,369
     25,000,000  U.S. Treasury Notes, 6.25%                                     05/31/99          4.35         25,070,112
     40,000,000  U.S. Treasury Notes, 6.00%                                     06/30/99          4.73         40,109,060
     20,000,000  U.S. Treasury Notes, 6.37%                                     07/15/99          4.94         20,072,001
     35,000,000  U.S. Treasury Notes, 5.87%                                     07/31/99          4.16         35,185,775
     10,000,000  U.S. Treasury Notes, 5.87%                                     08/31/99          4.65         10,048,164
     10,000,000  U.S. Treasury Notes, 6.87%                                     08/31/99          4.65         10,080,042
     25,000,000  U.S. Treasury Notes, 7.12%                                     09/30/99          4.65         25,265,429
     30,000,000  U.S. Treasury Notes, 6.00%                                     10/15/99          4.58         30,202,112
     10,000,000  U.S. Treasury Notes, 5.37%                                     01/31/00          4.50         10,059,570
     10,000,000  U.S. Treasury Notes, 5.50%                                     02/29/00          4.54         10,064,396
 --------------                                                                                              ------------
    410,000,000  Total U.S. Government Obligations                                                            410,694,343
 --------------                                                                                              ------------
                 Total Investments (99.71%) (Cost $798,694,343+)                                              798,694,343
                 Cash and Other Assets, Net of Liabilities (0.29%)                                              2,295,910
                                                                                                             ------------
                 Net Assets (100.00%)                                                                       $ 800,990,253
                                                                                                             ============
                 Net Asset Value offering and redemption price per share:
                 Class A Shares, 721,197,539 shares outstanding (Note 3)                                    $        1.00
                                                                                                             ============
                 Class B Shares,  79,792,714 shares outstanding (Note 3)                                    $        1.00
                                                                                                             ============
                 +   Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1999
================================================================================

                                                                     Money Market                U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
 INVESTMENT INCOME
 Income:
    Interest...................................................   $       21,415,924          $      34,697,358
                                                                  ------------------          -----------------
 Expenses: (Note 2)
    Investment management fee..................................              472,729                    809,496



    Administration fee.........................................              196,971                    337,290
    Shareholder servicing fee (Class A)........................              398,230                  1,577,248
    Custodian expenses.........................................               33,821                     63,299
    Shareholder servicing and related shareholder expenses.....               89,255                    150,397
    Legal, compliance and filing fees..........................               99,333                    174,502
    Audit and accounting.......................................               73,164                     89,322
    Trustees' fees ............................................                6,065                      6,065
    Amortization of organization costs.........................               10,271                   --
    Miscellaneous..............................................               14,946                     23,562
                                                                  ------------------          -----------------
        Total expenses.........................................            1,394,785                  3,231,181
        Less:
         Fees waived (Note 2)..................................   (          208,703)         (         297,555)
         Expenses paid indirectly..............................                  -0-          (           7,824)
                                                                  ------------------          -----------------
                Net expenses...................................            1,186,082                  2,925,802
                                                                  ------------------          -----------------
 Net investment income.........................................           20,229,842                 31,771,556

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.......................                4,250                     26,250
                                                                  ------------------          -----------------
 Increase in net assets from operations........................   $       20,234,092          $      31,797,806
                                                                  ==================          =================


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 1999 AND 1998
================================================================================

                                                   Money Market Portfolio                      U.S. Treasury Portfolio
                                            -----------------------------------           ------------------------------
                                                1999                  1998                    1999              1998
                                            -------------         -------------           -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income................... $  20,229,842         $  15,790,068           $  31,771,556    $  19,993,964
   Net realized gain (loss) on investments.         4,250                 3,299                  26,250           11,744
                                            -------------         -------------           -------------    -------------
   Increase in net assets from operations..    20,234,092            15,793,367              31,797,806       20,005,708
 Dividends to shareholders:
   Net investment income
     Class A............................... (   7,860,183)        (   3,807,170)          (  29,706,735)   (  19,599,207)
     Class B............................... (  12,369,659)        (  11,982,898)          (   2,064,821)   (     394,757)

   Net realized gain on investments
     Class A............................... (       1,686)        (       1,031)          (      25,305)   (      11,553)
     Class B............................... (       2,564)        (       2,268)          (         945)   (         191)
 Capital share transactions (Note 3):
     Class A...............................   173,601,064            70,436,963             253,825,264      157,082,320
     Class B............................... (   6,773,897)           69,367,687              72,960,122    (     966,631)
                                            -------------         -------------           -------------    -------------
     Total increase (decrease).............   166,827,167           139,804,650             326,785,386      156,115,689
 Net assets:
     Beginning of year.....................   336,549,942           196,745,292             474,204,867      318,089,178
                                            -------------         -------------           -------------    -------------
     End of year........................... $ 503,377,109         $ 336,549,942           $ 800,990,253    $ 474,204,867
                                            =============         =============           =============    =============











--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Funds financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the year ended March 31, 1999, the Manager voluntarily waived investment management fees and administration fees of $90,521 and $118,182, respectively, for the Money Market Portfolio and $126,559 and $170,996, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $78,760 and $135,013 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions "Custodian expenses" are expense offsets of $7,824 for U.S. Treasury Portfolio.

3. Transactions in Shares of Beneficial Interest.
At March 31, 1999, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $503,377,109 and $800,990,253, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Transactions in Shares of Beneficial Interest. (Continued)
                                                     Money Market Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
                                            March 31, 1999          March 31, 1998
                                            --------------          --------------
CLASS A
-------
 Sold....................................   $1,206,034,402           $  814,098,188
 Issued on reinvestment of dividends.....        7,406,833                3,558,103
 Redeemed................................   (1,039,840,171)          (  747,219,328)
                                            --------------            -------------
 Net increase (decrease).................      173,601,064               70,436,963
                                            ==============            =============

                                          For the Year Ended      For the Year Ended
                                            March 31, 1999          March 31, 1998
                                            --------------          --------------
CLASS B
-------
 Sold....................................   $1,168,818,328           $1,041,115,865
 Issued on reinvestment of dividends.....       12,028,592               11,473,035
 Redeemed................................   (1,187,620,817)          (  983,221,213)
                                            --------------            -------------
 Net increase (decrease).................   (    6,773,897)              69,367,687
                                            ==============            =============

                                                     U.S. Treasury Portfolio
                                           -----------------------------------------
                                           For the Year Ended     For the Year Ended
                                            March 31, 1999          March 31, 1998
                                            --------------          --------------
CLASS A
-------
 Sold....................................   $1,588,809,964           $  967,765,949
 Issued on reinvestment of dividends.....       28,772,982               19,073,209
 Redeemed................................   (1,363,757,682)          (  829,756,838)
                                            --------------            -------------
 Net increase (decrease).................      253,825,264             157,082,320
                                            ==============            =============


                                          For the Year Ended      For the Year Ended
                                            March 31, 1999          March 31, 1998
                                            --------------          --------------
CLASS B
-------
 Sold....................................   $  204,200,988           $   24,810,119
 Issued on reinvestment of dividends.....        1,905,798                  388,146
 Redeemed................................   (  133,146,664)          (   26,164,896)
                                            --------------            -------------
 Net increase (decrease).................       72,960,122           (      966,631)
                                            ==============            =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4. Financial Highlights.
                                                                              Money Market Portfolio
                                                  ----------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    April 6, 1995
CLASS A                                           ----------------------------------------------    (Commencement of Sales) to
-------                                             1999              1998                1997              March 31, 1996
                                                  --------          --------            --------            --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00           $  1.00            $   1.00              $   1.00
                                                   -------           -------            --------              --------
 Income from investment operations:
   Net investment income........................      .050             0.053               0.050                 0.054
 Less distributions:
   Dividends from net investment income.........  (   .050)         (  0.053)          (   0.050)            (   0.054)
                                                   -------           -------            --------              --------
 Net asset value, end of period.................  $  1.00           $  1.00            $   1.00              $   1.00
                                                   =======           =======            ========              ========
 Total Return...................................     5.12%             5.38%               5.16%                 5.58%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................  $ 282,258         $ 108,657          $   38,220            $      5
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+     0.45%             0.45%               0.42%                 0.41%*
   Net investment income........................     4.93%             5.25%               5.07%                 5.46%*
   Expenses paid indirectly.....................     0.00%             0.00%               0.01%                 0.04%*
   Management and administration fees waived....     0.05%             0.07%               0.09%                 0.13%*
   Expenses reimbursed..........................     0.00%             0.00%               0.00%                 0.03%*

                                                                             Money Market Portfolio
                                                  -------------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    April 6, 1994
CLASS B                                           --------------------------------------------------   (Commencement of Sales) to
-------                                             1999          1998          1997          1996          March 31, 1995
                                                  --------      --------      --------      --------        --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   -------       -------       -------       -------            -------
 Income from investment operations:
   Net investment income........................      .053         0.055         0.053         0.057              0.045
 Less distributions:
   Dividends from net investment income.........  (   .053)     (  0.055)     (  0.053)     (  0.057)          (  0.045)
                                                   -------       -------       -------       -------            -------
 Net asset value, end of period.................  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   =======       =======       =======       =======            =======
 Total Return...................................     5.38%         5.64%         5.42%         5.85%              5.16%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................  $ 221,119     $ 227,893     $ 158,525     $ 127,282          $  35,857
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+     0.20%         0.20%         0.17%         0.16%              0.02%*
   Net investment income........................     5.27%         5.50%         5.29%         5.64%              5.14%*
   Expenses paid indirectly.....................     0.00%         0.00%         0.01%         0.04%              0.00%*
   Management and administration fees waived         0.05%         0.07%         0.09%         0.13%              0.13%*
   Expenses reimbursed..........................     0.00%         0.00%         0.00%         0.03%              0.25%*

   *  Annualized
   +  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Financial Highlights. (Continued)
                                                                                U.S. Treasury Portfolio
                                                  --------------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    November 29, 1995
CLASS A                                           ----------------------------------------------   (Commencement of Operations) to
-------                                             1999              1998                1997              March 31, 1996
                                                  --------          --------            --------            --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00          $   1.00            $   1.00              $   1.00
                                                   --------          --------            --------              --------
 Income from investment operations:
   Net investment income.......................       0.048             0.051               0.049                 0.017
 Less distributions:
   Dividends from net investment income........   (   0.048)        (   0.051)          (   0.049)            (   0.017)
                                                   --------          --------            --------              --------
 Net asset value, end of period................   $   1.00          $   1.00            $   1.00              $   1.0
                                                   ========          ========            ========              ========
 Total Return..................................       4.86%             5.24%               5.00%                 5.18%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $  721,197        $  467,372          $  310,290             $ 291,747
 Ratios to average net assets:
   Expenses (net of fees waived)+..............       0.45%             0.42%               0.42%                 0.43%*
   Net investment income.......................       4.71%             5.12%               4.89%                 5.07%*
   Expenses paid indirectly....................       0.00%             0.00%               0.01%                 0.00%
   Management and administration fees waive....       0.04%             0.07%               0.05%                 0.08%*

                                                                             U.S. Treasury Portfolio
                                                    ---------------------------------------------------------------------------
                                                             For the Year Ended                          November 18, 1996
CLASS B                                             ------------------------------------             (Commencement of Sales) to
-------                                               1999                       1998                       March 31, 1997
                                                    ---------                 ---------                     --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........     $   1.00                   $  1.00                        $   1.00
                                                     --------                   -------                        --------
 Income from investment operations:
   Net investment income.......................         0.050                     0.054                           0.019
 Less distributions:
   Dividends from net investment income........     (   0.050)                 (  0.054)                      (   0.019)
                                                     --------                   -------                        --------
 Net asset value, end of period................     $   1.00                   $  1.00                        $   1.00
                                                     ========                   =======                        ========
 Total Return..................................         5.12%                     5.50%                           5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............     $   79,793                 $   6,833                      $    7,799
 Ratios to average net assets:
   Expenses (net of fees waived)+..............         0.20%                     0.17%                           0.17%*
   Net investment income.......................         4.73%                     5.37%                           5.14%*
   Expenses paid indirectly....................         0.00%                     0.00%                           0.01%*
   Management and administration fees waived...         0.04%                     0.07%                           0.05%*
   *  Annualized
   +  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================





The Board of Trustees and Shareholders
Institutional Daily Income Fund


We have audited the accompanying statements of net assets of the Money Market Portfolio and the U.S. Treasury Portfolio of Institutional Daily Income Fund as of March 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio of Institutional Daily Income Fund as of March 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                             \s\McGladrey & Pullen, LLP


April 30, 1999
New York, New York





--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Institutional Daily Income Fund
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020

IDI399AN


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

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INSTITUTIONAL
DAILY
INCOME FUND








                            Annual Report
                            March 31, 1999







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